THE PRIME MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)
MAY 31, 1997
--------------------------------------------------------------------------------

  PRINCIPAL                                                                                 YIELD TO
    AMOUNT                                                                                 MATURITY/
(IN THOUSANDS)                  SECURITY DESCRIPTION                   MATURITY DATES         RATE            VALUE
--------------    -------------------------------------------------  ------------------   ------------   ---------------
CERTIFICATES OF DEPOSIT -- DOMESTIC (6.2%)
$      31,500     Bank of America, Chicago.........................            11/07/97          5.570%  $    31,447,887
       49,400     Republic National Bank...........................            06/30/97          5.590        49,400,792
       40,000     Bankers Trust Co.................................            12/10/97          5.500        39,979,813
      119,000     Harris Trust & Savings Bank......................   06/05/97-06/27/97    5.540-5.550       118,999,764
                                                                                                         ---------------
                                                                                                             239,828,256
                      TOTAL CERTIFICATES OF DEPOSIT -- DOMESTIC....
                                                                                                         ---------------

CERTIFICATES OF DEPOSIT -- FOREIGN (35.5%)
       44,000     ABN AMRO Bank Yankee CD..........................            06/23/97          5.530        44,000,268
       25,000     Bank of Nova Scotia..............................            08/08/97          5.720        25,000,000
       76,000     Bank of Tokyo Mitsubishi.........................   06/06/97-07/15/97    5.580-5.850        76,000,098
      166,000     Bayerische Landesbank............................   06/25/97-11/21/97    5.500-5.530       165,994,397
      125,000     Bayerische Vereinsbank AG, New York..............   06/24/97-10/28/97    5.510-5.680       124,990,698
      135,790     Canadian Imperial Bank of Commerce...............   06/30/97-08/20/97    5.590-5.740       135,789,777
       50,500     Commerzbank Agency, New York.....................            07/10/97          5.680        50,498,187
          400     Creditanstalt Bankverein.........................            07/03/97          5.570           400,004
       56,100     Dai-Ichi Kangyo Bank.............................   06/13/97-07/28/97    5.570-5.860        56,101,365
       48,000     Dai-Ichi Kangyo Yankee CD........................            06/26/97          5.800        48,000,000
      139,500     Deutsche Bank, New York..........................   07/02/97-02/06/98    5.550-5.760       139,469,379
       62,000     Industrial Bank of Japan Ltd.....................            06/06/97          5.750        62,000,257
       75,000     Landesbank Hessen Thuringen......................            07/18/97          6.010        75,030,432
       12,000     National Westminster Bank, PLC...................   10/02/97-05/26/98    5.660-6.060        11,998,125
       10,000     Rabobank Nederland Inst. CTF.....................            03/24/98          5.990         9,996,126
       50,000     Rabobank Nederland N.V...........................            06/23/97          5.530        50,000,304
       23,000     Royal Bank of Canada, New York...................            05/12/98          6.140        22,993,777
      116,000     Societe Generale, New York.......................   06/02/97-08/06/97    5.420-5.720       116,000,903
       38,000     Societe Generale Bank Yankee CD..................            10/06/97          5.840        37,996,205
       28,000     Sumitomo Bank Yankee CD..........................            07/01/97          5.680        28,000,423
       50,000     Swiss Bank Corp., New York.......................            03/19/98          5.980        49,992,380
       35,000     Westpac Banking Corp. Yankee CD..................            03/23/98          5.970        34,978,337
                                                                                                         ---------------
                                                                                                           1,365,231,442
                      TOTAL CERTIFICATES OF DEPOSIT -- FOREIGN.....
                                                                                                         ---------------

COMMERCIAL PAPER -- DOMESTIC (9.7%)
       25,476     AIG Funding......................................            06/10/97          5.510        25,440,907
       35,000     AT&T Corp........................................            06/24/97          5.480        34,877,461
        9,100     Chase Manhattan Bank.............................            06/19/97          5.600         9,074,520
       20,000     Chevron Transport Corp...........................            07/07/97          5.500        19,890,000
      191,500     General Electric Capital Corp....................   06/05/97-10/27/97    5.530-5.720       190,457,424
       79,636     Koch Industries Inc..............................            06/02/97          5.610        79,623,590
       16,000     NationsBank Corp.................................            08/01/97          5.630        15,847,364
                                                                                                         ---------------
                                                                                                             375,211,266
                      TOTAL COMMERCIAL PAPER -- DOMESTIC...........
                                                                                                         ---------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE PRIME MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
MAY 31, 1997
--------------------------------------------------------------------------------

  PRINCIPAL                                                                                 YIELD TO
    AMOUNT                                                                                 MATURITY/
(IN THOUSANDS)                  SECURITY DESCRIPTION                   MATURITY DATES         RATE            VALUE
--------------    -------------------------------------------------  ------------------   ------------   ---------------
COMMERCIAL PAPER -- FOREIGN (22.7%)
$      16,780     ABN AMRO.........................................   06/19/97-08/19/97    5.340-5.615%  $    16,600,072
      161,000     Abbey National North America.....................   07/08/97-08/12/97    5.300-5.620       159,360,925
       33,400     BBL North America Inc............................            07/01/97          5.620        33,243,577
       52,249     Bank of Montreal.................................   06/05/97-06/06/97    5.520-5.543        52,212,258
       50,000     Bank of Nova Scotia..............................            06/12/97          5.365        49,918,035
       90,000     Caisse D'Amortissement...........................            06/06/97          5.290        89,933,875
       52,500     Cregem North America Inc.........................   06/11/97-06/13/97          5.290        52,413,303
       50,000     Electricite de France............................            06/23/97          5.480        49,832,555
       47,000     KFW International Finance, Inc...................            06/10/97          5.500        46,935,375
      193,820     Korea Development Bank...........................   06/09/97-08/22/97    5.580-5.650       191,874,050
       35,500     Lloyds Bank PLC..................................            08/22/97          5.650        35,043,135
       25,000     Province de Quebec...............................            10/28/97          5.730        24,407,104
       25,000     Royal Bank of Scotland, PLC......................            07/28/97          5.640        24,776,750
       47,000     San Paolo U.S. Finance Co........................            08/21/97          5.670        46,400,397
        3,352     UBS Finance Delaware Inc.........................            06/02/97          5.580         3,351,480
                                                                                                         ---------------
                                                                                                             876,302,891
                      TOTAL COMMERCIAL PAPER -- FOREIGN............
                                                                                                         ---------------

CORPORATE OBLIGATIONS (1.5%)
       34,000     Abbey National Treasury Services, PLC............   11/26/97-02/05/98    5.500-5.750        33,958,024
       25,000     John Deere Capital Corp..........................            07/03/97          5.850        24,998,466
                                                                                                         ---------------
                                                                                                              58,956,490
                      TOTAL CORPORATE OBLIGATIONS..................
                                                                                                         ---------------

FLOATING RATE NOTES (11.9%) (A)
       72,500     Asset Backed Securities Investment Trust, Series           06/13/97(b)         5.688        72,500,000
                    1996-M, (resets monthly to one month LIBOR, due
                    10/15/97) (144A)...............................
       60,000     Bankers Trust, (resets daily to Prime rate -281            06/02/97(b)         5.690        59,974,063
                    basis points, due 04/23/98)....................
       20,000     Federal National Mortgage Association, (resets             06/03/97(b)         5.580        19,999,576
                    weekly to six month Treasury Bill rate +10
                    basis points, due 06/11/97)....................
       20,000     First Union Bank of North Carolina, (resets                06/19/97(b)         5.720        20,000,000
                    monthly to one month LIBOR, due 12/19/97)......
      150,000     Liquid Asset Backed Securities Trust, Series               06/28/97(b)         5.688       150,000,000
                    1997-2, (resets monthly to one month LIBOR, due
                    06/30/98) (144A)...............................

The Accompanying Notes are an Integral Part of the Financial Statements.

THE PRIME MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
MAY 31, 1997
--------------------------------------------------------------------------------

  PRINCIPAL                                                                                 YIELD TO
    AMOUNT                                                                                 MATURITY/
(IN THOUSANDS)                  SECURITY DESCRIPTION                   MATURITY DATES         RATE            VALUE
--------------    -------------------------------------------------  ------------------   ------------   ---------------
FLOATING RATE NOTES (CONTINUED)
$      94,622     Natwest Asset Trust Securities, Series R-13/14A,           06/16/97(b)         5.708%  $    94,622,000
                    (resets monthly to one month LIBOR +2 basis
                    points, due 09/15/03) (144A)...................
       40,000     Society National Bank of Cleveland, (resets daily          06/02/97(b)         5.640        39,997,239
                    to the Fed Funds rate +8 basis points, due
                    07/08/97)......................................
                                                                                                         ---------------
                                                                                                             457,092,878
                      TOTAL FLOATING RATE NOTES....................
                                                                                                         ---------------

GOVERNMENT OBLIGATIONS (1.3%)
CANADA (1.3%)
       50,000     Canadian Treasury Bills..........................            07/08/97          5.260        49,729,694
                                                                                                         ---------------

TIME DEPOSITS -- DOMESTIC (0.9%)
      33,429      Wachovia Bank & Trust, Grand Cayman..............            06/02/97          5.620        33,429,000
                                                                                                         ---------------

TIME DEPOSITS -- FOREIGN (5.2%)
      40,000      Bank of Nova Scotia..............................            06/02/97          5.625        40,000,000
     100,000      Bank of Tokyo Mitsubishi.........................            06/02/97          5.750       100,000,000
      30,000      Societe Generale, Grand Cayman...................            06/02/97          5.625        30,000,000
      30,000      Westdeutsche Landesbank..........................            06/02/97          5.687        30,000,000
                                                                                                         ---------------
                                                                                                             200,000,000
                      TOTAL TIME DEPOSITS -- FOREIGN...............
                                                                                                         ---------------

U.S. GOVERNMENT AGENCY OBLIGATIONS (3.4%)
      16,155      Federal Home Loan Banks..........................            06/02/97          5.550        16,152,509
      25,000      Federal Home Loan Banks..........................            06/05/97          5.460        24,984,833
      16,000      Federal Home Loan Mortgage Corp..................            04/08/98          5.840        15,971,139
      75,000      Federal National Morgage Association.............            06/06/97          5.370        74,944,063
                                                                                                         ---------------
                                                                                                             132,052,544
                      TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS.....
                                                                                                         ---------------

U.S. TREASURY OBLIGATIONS (0.2%)
       8,000      United States Treasury Notes.....................            02/28/98          5.125         7,958,103
                                                                                                         ---------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE PRIME MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
MAY 31, 1997
--------------------------------------------------------------------------------

  PRINCIPAL                                                                                 YIELD TO
    AMOUNT                                                                                 MATURITY/
(IN THOUSANDS)                  SECURITY DESCRIPTION                   MATURITY DATES         RATE            VALUE
--------------    -------------------------------------------------  ------------------   ------------   ---------------
REPURCHASE AGREEMENT (0.9%)
$      33,705     State Street Repurchase Agreement, dated 5/30/97,            06/02/97          5.470%  $    33,705,000
                    proceeds $33,720,364 (collateralized by
                    $33,440,000 U.S. Treasury Notes 6.250%, due
                    05/31/00 valued at $34,379,965) (cost
                    $33,705,000)...................................
                                                                                                         ---------------
                                                                                                           3,829,497,564
                  TOTAL INVESTMENTS AT AMORTIZED COST AND VALUE (99.4%)
                                                                                                              21,522,417
                  OTHER ASSETS IN EXCESS OF LIABILITIES (0.6%)
                                                                                                         ---------------
                                                                                                         $ 3,851,019,981
                  NET ASSETS (100.0%)
                                                                                                         ---------------
                                                                                                         ---------------

------------------------------
(a) The Coupon rate shown on floating or adjustable rate securities represents the rate at the end of the reporting period. The due date in the security description reflects the final maturity date.

(b) Reflects the next interest rate reset date.

144A -- Securities restricted for resale to Qualified Institutional Buyers.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE PRIME MONEY MARKET PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
MAY 31, 1997
--------------------------------------------------------------------------------

ASSETS
Investments at Amortized Cost and Value            $3,829,497,564
Interest Receivable                                    22,202,128
Prepaid Trustees' Fees                                     13,141
Prepaid Expenses and Other Assets                           3,651
                                                   --------------
    Total Assets                                    3,851,716,484
                                                   --------------

LIABILITIES
Advisory Fee Payable                                      424,864
Custody Fee Payable                                       117,046
Administrative Services Fee Payable                       106,368
Administration Fee Payable                                 11,638
Fund Services Fee Payable                                   2,780
Accrued Expenses                                           33,807
                                                   --------------
    Total Liabilities                                     696,503
                                                   --------------

NET ASSETS
Applicable to Investors' Beneficial Interests      $3,851,019,981
                                                   --------------
                                                   --------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE PRIME MONEY MARKET PORTFOLIO
STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED MAY 31, 1997
--------------------------------------------------------------------------------

INVESTMENT INCOME
Interest Income                                                 $111,885,340

EXPENSES
Advisory Fee                                       $2,523,337
Administrative Services Fee                           636,014
Custodian Fees and Expenses                           315,508
Fund Services Fee                                      68,278
Administration Fee                                     50,720
Trustees' Fees and Expenses                            30,589
Miscellaneous                                          47,412
                                                   ----------
    Total Expenses                                                 3,671,858
                                                                ------------
NET INVESTMENT INCOME                                            108,213,482

NET REALIZED LOSS ON INVESTMENTS                                     (72,774)
                                                                ------------

NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                    $108,140,708
                                                                ------------
                                                                ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE PRIME MONEY MARKET PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                     FOR THE SIX
                                                    MONTHS ENDED      FOR THE FISCAL
                                                    MAY 31, 1997        YEAR ENDED
                                                     (UNAUDITED)     NOVEMBER 30, 1996
                                                   ---------------   -----------------

INCREASE IN NET ASSETS

FROM OPERATIONS
Net Investment Income                              $   108,213,482   $     185,209,978
Net Realized Gain (Loss) on Investments                    (72,774)            267,432
                                                   ---------------   -----------------
    Net Increase in Net Assets Resulting from
      Operations                                       108,140,708         185,477,410
                                                   ---------------   -----------------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
Contributions                                       10,393,686,669      18,847,392,256
Withdrawals                                        (10,499,057,313)    (18,519,575,165)
                                                   ---------------   -----------------
    Net Increase (Decrease) from Investors'
      Transactions                                    (105,370,644)        327,817,091
                                                   ---------------   -----------------
    Total Increase in Net Assets                         2,770,064         513,294,501

NET ASSETS
Beginning of Period                                  3,848,249,917       3,334,955,416
                                                   ---------------   -----------------
End of Period                                      $ 3,851,019,981   $   3,848,249,917
                                                   ---------------   -----------------
                                                   ---------------   -----------------

--------------------------------------------------------------------------------
SUPPLEMENTARY DATA
--------------------------------------------------------------------------------

                                                                                        FOR THE PERIOD
                                                                    FOR THE FISCAL      JULY 12, 1993
                                                   FOR THE SIX        YEAR ENDED       (COMMENCEMENT OF
                                                   MONTHS ENDED      NOVEMBER 30,       OPERATIONS) TO
                                                   MAY 31, 1997   ------------------     NOVEMBER 30,
                                                   (UNAUDITED)    1996   1995   1994         1993
                                                   ------------   ----   ----   ----   ----------------

RATIOS TO AVERAGE NET ASSETS
  Expenses                                                0.18%(a) 0.19% 0.19%  0.20%             0.19%(a)
  Net Investment Income                                   5.34%(a) 5.29% 5.77%  3.90%             2.98%(a)
  Decrease Reflected in Expense Ratio due to
    Expense Reimbursement                                   --    0.00%(b)   -- 0.00%(b)              --

------------------------
(a) Annualized.

(b) Less than 0.01%.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE PRIME MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
MAY 31, 1997
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Prime Money Market Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Portfolio's investment objective is to maximize current income and maintain a high level of liquidity. The Portfolio commenced operations on July 12, 1993. The Declaration of Trust permits the Trustees to issue an unlimited number of beneficial interests in the Portfolio. Prior to May 12, 1997, the Portfolio's name was The Money Market Portfolio.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the Portfolio:

    a)Investments are valued at amortized cost which approximates market value. The amortized cost method of valuation values a security at its cost at the time of purchase and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instruments.

      The Portfolio's custodian or designated subcustodians, as the case may be, under tri-party repurchase agreements, take possession of the collateral pledged for investments in repurchase agreements on behalf of the Portfolio. It is the policy of the Portfolio to value the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to the repurchase price plus accrued interest. In the event of default of the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

    b)Securities transactions are recorded on a trade date basis. Investment income consists of interest income, which includes the amortization of premiums and discounts, is recorded on an accrual basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

    c)The Portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be subject to taxation on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code. The cost of securities is the same for book and tax purposes.

2. TRANSACTIONS WITH AFFILIATES

    a)The Portfolio has an Investment Advisory Agreement with Morgan Guaranty Trust Company of New York ("Morgan"). Under the terms of the agreement, the Portfolio pays Morgan at an annual rate of 0.20% of the Portfolio's average daily net assets up to $1 billion and 0.10% on any excess over $1 billion. For the six months ended May 31, 1997, this fee amounted to $2,523,337.

THE PRIME MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
MAY 31, 1997
--------------------------------------------------------------------------------

    b)The Portfolio has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as the co-administrator and exclusive placement agent. Under a Co-Administration Agreement between FDI and the Portfolio, FDI provides administrative services necessary for the operations of the Portfolio, furnishes office space and facilities required for conducting the business of the Portfolio and pays the compensation of the officers affiliated with FDI. The Portfolio has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the Portfolio is based on the ratio of the Portfolio's net assets to the aggregate net assets of The JPM Pierpont Funds, The JPM Institutional Funds, the Portfolio and the other portfolios (the "Master Portfolios") in which The JPM Pierpont Funds and The JPM Institutional Funds invest, JPM Series Trust and JPM Series Trust II. For the six months ended May 31, 1997, the fee for these services amounted to $50,720.

    c)The Portfolio has an Administrative Services Agreement (the "Services Agreement") with Morgan under which Morgan is responsible for overseeing certain aspects of the administration and operation of the Portfolio. Under the Services Agreement, the Portfolio has agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated daily based on the aggregate net assets of the Master Portfolios and JPM Series Trust in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion, less the complex-wide fees payable to FDI. The portion of this charge payable by the Portfolio is determined by the proportionate share that its net assets bear to the net assets of the Master Portfolios, investors in the Master Portfolios for which Morgan provides similar services, The JPM Pierpont Funds, The JPM Institutional Funds and JPM Series Trust. For the six months ended May 31, 1997, the fee for these services amounted to $636,014.

      In addition, Morgan has agreed to reimburse the Portfolio to the extent necessary to maintain the total operating expenses of the Portfolio at no more than 0.20% of the average daily net assets of the Portfolio through March 31, 1998. For the six months ended May 31, 1997, there was no reimbursement necessary for expenses under this agreement.

    d)The Portfolio has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the Trustees in exercising their overall supervisory responsibilities for the Portfolio's affairs. The Trustees of the Portfolio represent all the existing shareholders of Group. The Portfolio's allocated portion of Group's costs in performing its services amounted to $68,278 for the six months ended May 31, 1997.

    e)An aggregate annual fee of $75,000 is paid to each Trustee for serving as a Trustee of The JPM Pierpont Funds, The JPM Institutional Funds, the Master Portfolios and JPM Series Trust. The Trustees' Fees and Expenses shown in the financial statements represents the Portfolio's allocated portion of the total fees and expenses. Prior to April 1, 1997, the aggregate annual Trustee Fee was $65,000. The Portfolio's Chairman and Chief Executive Officer also serves as Chairman of Group and receives compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $13,800.